INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Beginning balance	$ 27	$ 17
Increase (decrease) of unrecognized tax benefits taken in prior years
Increase (decrease) of unrecognized tax benefits related to current year	$ 35	$ 10
Increase (decrease) of unrecognized tax benefits related to settlements	0	0
Reductions to unrecognized tax benefits related lapsing statute of limitations	0	0
Ending balance	$ 62	$ 27